Note 6 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Balance at the beginning of year	$ 56,547	$ 56,815
Mineral rights and property acquired	0	99
Mineral property option payment	0	306
Impairment of exploration and evaluation assets	0	(74)
Exploration and evaluation assets before reclamation estiamte and currency adjustment	56,547	57,146
Change in reclamation estimate	273	80
Foreign currency translation adjustments	1,178	(679)
Balance at the end of year	$ 57,998	$ 56,547